RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions:
Related Party Transactions

NOTE 4 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2015, the Company had the following transactions with related parties:

On December 15, 2015, the Company issued 500,000 shares of its common stock to its Chief Operating Officer for the sum of $500 at the par value of $0.001. 212,000 shares of the 500,000 shares became vested upon issue and the remaining 288,000 shares shall vest over a 36 month period at the rate of 8,000 shares per month. Vesting began on January 1, 2016.

The Company's Executive Vice President of Finance loaned $415 to the Company. The loan is non-interest bearing with no set terms of repayment. The loan is outstanding as of December 31, 2016.

During the year ended December 31, 2016, the Company had the following transactions with related parties:

On January 1, 2016, the Company issued 252,000 shares of common stock to Christopher Miller, with a par value of $0.001, for certain accounting and budget-related services rendered as well as serving as Interim CFO until such time as a permanent CFO was hired. In addition, Mr. Miller was paid $11,600 in cash compensation in the year ended December 31, 2016 prior to entering into an Executive Employment Agreement with the Company effective December 1, 2016. Pursuant to the Executive Employment Contract dated December 1, 2016 between Christopher Miller and the Company to serve as the permanent Chief Financial Officer, 148,000 shares were vested, with the remaining 104,000 shares vesting at a rate 8,000 shares per month for thirteen months.

Effective December 1, 2016, Christopher R. Miller, our Chief Financial Officer, pursuant to the 2016 Omnibus Incentive Plan was granted 306,000 three-year incentive stock options to purchase 306,000 shares of common stock. The options vest in monthly increments of 8,500 shares, with the three-year term for each option beginning upon each date of vesting.  As of March 28, 2017, 25,500 options were vested but none exercised. The exercise price of all options is $1.00 per share.

On January 2, 2016, the Company entered into a Contribution Agreement with Rosellini Scientific, LLC – a company controlled by our CEO, William Rosellini – and its wholly owned subsidiary Belltower Associates, LLC (collectively, Rosellini Scientific, LLC and Belltower Associates, LLC are hereinafter referred to as “RS”). Under this agreement, the Company issued 13,200,000 shares of its common stock in return for, among other consideration:

i.	RS’s agreement to an assignment (subject to regulatory transfer approval) to the Company of Phase II, should it be granted of the Federal NIH/SBIR awarded Grant #1R44HL129870-01;

ii.	1,675,000 shares of common stock of Nuviant Medical, Inc., a Nevada corporation;

iii.	167 shares of common stock of MicroTransponder, Inc., a Delaware corporation; and

iv.	175 shares of common stock of Emeritus Clinical Solutions, Inc., a Delaware corporation.

These transactions were valued based on the value of the contributed assets as the Company’s shares had no ascertainable value as of the date of issuance of the shares. This was in accordance with ASC 845 Non-monetary transactions whereby non-monetary assets acquired in exchange for another non-monetary asset is the fair value of the asset surrendered or received, whichever is more clearly evident. In this case the value of the contributed assets were more ascertainable than the value of the shares issued.

Prior to the contribution William Rosellini was not a related party of the Company, but became a related party on January 2, 2016 through the issuance of the 13,200,000 shares and a controlling interest in the Company.

On January 2, 2016, the Company issued 1,800,000 shares of its common stock to its then Vice President of Clinical Affairs, Dr. Elizabeth Rosellini DDS (the sister of our CEO), in return for 214 shares of common stock of Emeritus Clinical Solutions, Inc., a Delaware corporation, and 60,000 shares of common stock of Nuviant Medical, Inc., a Nevada corporation. In addition, Dr. Rosellini was paid cash compensation of $20,000 during the year ended December 31, 2016.  Effective December 31, 2016, Dr. Rosellini resigned as an officer of the Company.

On December 15, 2016, pursuant to the terms of the License Agreement, Mr. Rosellini sold, assigned and transferred any and all of his right, title and interest in and to the License owned by him related to the Siemens Patents to the Company pursuant to the Patent License Asset Purchase Agreement (the “Purchase Agreement”). As consideration for the transfer of the Siemens Patents and the License related thereto, the Company paid to Mr. Rosellini the sum of $140,000 in cash and will issue to Mr. Rosellini 3,050,000 shares of the Company’s restricted common stock valued at $3,050,000. The Company has not yet issued the shares of restricted common stock.

In October 2016, the Company paid $124,870 to Nexeon Medsystems Belgium, SPRL (“NMB”), formerly Rosellini Scientific Benelux, SPRL for research and development services for the Company’s the intravascular drug delivery system technology platform. NMB is a company controlled by our CEO, William Rosellini.

During the year ended December 31, 2016, Rosellini Scientific, LLC, the largest shareholder in the Company, loaned $145,475 to the Company. The loan was non-interest bearing with no set terms of repayment. As of December 31, 2016, the loan was repaid in full in cash.

Mr. Rosellini, the CEO of the Company, is the sole Member and Manager of Rosellini Scientific, LLC.

On April 1, 2016, pursuant to the 2016 Omnibus Incentive Plan, the Company issued non-qualified options to purchase 252,000 shares of common stock, with an exercise price of $1.00 per share, with a term of three years to each of the following: Dr. Mark C. Bates MD, Chief Innovation Officer; Dr. Elizabeth Rosellini DDS, Vice President of Clinical Affairs; and Sheneka Rains, appointed Chief Clinical Engineering Officer, for services rendered to the Company since inception as well as ongoing services to be provided from time to time. The options vest in monthly increments of 7,000, with a three-year term for each option beginning upon each date of vesting. Effective December 31, 2016, Dr. Rosellini resigned as an officer of the Company and the 252,000 options were cancelled.

As part of the Merger Agreement with NXDE, Dr. Mark Bates, MD, the Company’s Chief Innovation Officer, and Director, received a total of 386,212 shares of the Company’s Common Stock upon conversion of the NXDE preferred shares, and converted $370,000 of debt owed to him by NXDE into 370,000 shares of our common stock and warrants to purchase 370,000 additional shares of common stock at a strike price of $2.00 per share and with a term of 36 months. In addition, Dr. Bates contributed $202,825 of accrued interest on his debt, which has been reflected as additional paid-in capital to the Company during the first quarter of 2016.  Dr. Bates, beginning September 1, 2016, will receive a fee of $3,000 paid quarterly to serve as a Director and a fee of $9,000 paid quarterly for research and development consulting services.

On June 1, 2016, pursuant to the 2016 Omnibus Incentive Plan, the Company issued to Dr. Melanie McWade PhD, Vice President of Emerging Therapies, non-qualified stock options to purchase 252,000 shares of common stock, with an exercise price of $1.00 per share, with a term of three years. The options vest in monthly increments of 7,000 with a three-year term for each option beginning upon each date of vesting.

On October 28, 2016, Dr. Michael Rosellini acquired 1,217,000 shares of Common Stock of the Company and 1,217,000 warrants to acquire another 1,217,000 shares of Common Stock of the Company as follows: (i) 617,000 shares of Common Stock and 617,000 warrants to purchase 617,000 shares of Common Stock at a strike price of $2.00 per share with a term of 36 months are held by Dr. Rosellini individually and (ii) 600,000 shares of Common Stock and 600,000 warrants to purchase 600,000 shares of Common Stock at a strike price of $2.00 per share with a term of 36 months are held by the IRA Resources, FBO Randy Michael Rosellini, ROTH IRA. Dr. Rosellini has the sole power to vote and dispose of the shares held by the Roth IRA. Alll of the shares of Common Stock and warrants were purchased from the Company pursuant to the Company’s private placement which closed on December 2, 2016. The warrants are currently exercisable and expire on October 28, 2019. Dr. Rosellini is the father of William Rosellini our Chief Executive Officer.

On August 21, 2016, NRose, LLC entered into a contribution agreement with the Company to acquire 50,000 shares of Common Stock and 50,000 warrants to purchase 50,000 shares of Common Stock at a strike price of $2.00 per share with a term of 36 months.  Nancy Rosellini has the sole power to vote and dispose of the shares/warrants held by the NRose, LLC. The shares of Common Stock and the warrants were purchased from the Company pursuant to the Company’s private placement which closed on December 2, 2016. The warrants are currently exercisable and expire on August, 21, 2019. Nancy Rosellini is the mother of William Rosellini, our Chief Executive Officer.

Effective December 1, 2016, Brian Blischak, our President and Chief Commercial Officer, pursuant to the 2016 Omnibus Incentive Plan was granted an initial grant of 1,150,000 non-transferable stock options to purchase shares of the Company’s Common Stock, consisting of 500,000 incentive stock options (“ISO”), and 650,000 non-qualified stock options (“NQSO”). With respect to the ISO options, 100,000 ISO options vested on the Effective Date, and 100,000 ISO options vested on January 1, 2017.  Additional lots of 100,000 ISO options each shall vest on January 1, 2018, 2019 and 2020. With respect to the NQSO options, 38,000 NQSO options vested on the Effective Date, and 17,000 NQSO options vested on January 1, 2017. An additional 17,000 options shall vest on the first day of each month thereafter until all NQSO options are fully vested on December 1, 2019.  As of March 28, 2017, a total of 289,000 ISO and NQSO options were vested but none exercised. The exercise price of all options is $1.00 per share and the options shall expire in eight years from the date of vesting.